Selling and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling and Administrative Expenses[Abstract]
Selling and administrative expenses	€ 2,997,989	€ 2,539,854	€ 2,046,411
Selling and administrative expenses related party	€ 848,832	€ 1,010,769	€ 547,912